Investments, Loans and Long-Term Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Components of Investments, Loans and Long-Term Receivables

Components of investments, loans and long-term receivables at December 31 were:

	Millions of Dollars
	2011	2010
Equity investments	$30,985	30,055
Loans and advances—related parties	1,675	2,180
Long-term receivables	559	922
Other investments	564	604

	$33,783	33,761

Summarized Financial Information for Equity Method Investments in Affiliated Companies

Summarized 100 percent financial information for equity method investments in affiliated companies, combined, was as follows (information includes LUKOIL until loss of significant influence):

	Millions of Dollars
	2011	2010	2009
Revenues	$77,263	105,589	128,881
Income before income taxes	11,958	11,250	12,121
Net income	11,089	9,495	9,145
Current assets	21,530	14,039	36,139
Noncurrent assets	76,300	79,411	126,163
Current liabilities	9,708	9,325	22,483
Noncurrent liabilities	22,993	24,412	30,960